Defined Benefit Liability (Details 1)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
The Employment Benefits Plan assets consist of:
PGG Wrightson Employment Benefits Plan	100.00%	100.00%
Cash [member]
The Employment Benefits Plan assets consist of:
PGG Wrightson Employment Benefits Plan	10.00%	8.00%
Fixed interest
The Employment Benefits Plan assets consist of:
PGG Wrightson Employment Benefits Plan	31.00%	28.00%
Equities
The Employment Benefits Plan assets consist of:
PGG Wrightson Employment Benefits Plan	59.00%	64.00%